FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2)	9 Months Ended
Sep. 30, 2018 $ / shares
Expected Volatility	90.00%
Expected Term	6 months
Expected dividends
Minimum [Member]
Exersice price	$ 0.01
Risk free interest rate	0.91%
Maximum [Member]
Exersice price	$ 0.152
Risk free interest rate	2.59%